Borrowings - Credit Facility Agreements (Details) $ in Thousands, € in Millions	1 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Borrowings
Aggregate principal amount		$ 1,333,237	$ 1,465,437	$ 1,439,603
Estimated amount of penalty | €	€ 20
Current borrowings		$ 199,688	$ 178,016